Financial instruments - Level 3 Valuation (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at end of period	$ 318,214	$ 318,214
Changes in fair value measurement, assets [abstract]
Convertible note - Effective interest rate		9.85%
Annual interest rate on convertible notes		3.25%
Total financial assets held at fair value through profit or loss
Changes in fair value measurement, assets [abstract]
Financial assets at end of period	0	$ 0
Total financial assets held at fair value through profit or loss | Capped Call Transactions
Changes in fair value measurement, assets [abstract]
Financial assets at end of period	0	0
Total financial assets held at fair value through profit or loss | Prepaid forward contract (refer to note 15)
Changes in fair value measurement, assets [abstract]
Financial assets at end of period	0	0
Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at end of period	67,800	67,800
Level 3 | Total financial assets held at fair value through profit or loss
Changes in fair value measurement, assets [abstract]
Financial assets at end of period	84,317	84,317
Level 3 | Total financial assets held at fair value through profit or loss | Capped Call Transactions
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	42,900	0
Increase (decrease) in fair value measurement, assets	(14,600)
Financial assets at end of period	28,300	28,300
Level 3 | Total financial assets held at fair value through profit or loss | Prepaid forward contract (refer to note 15)
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	73,717	0
Increase (decrease) in fair value measurement, assets	(17,700)
Financial assets at end of period	56,017	56,017
Financial liabilities at fair value through profit or loss | Convertible notes | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	327,000	0
Capital raising costs	(9,972)
Interest Expense, Liabilties	2,185
Coupon interest payable (3.25%)	(999)
Change in fair value of embedded derivative	0
Financial liabilities at end of period	318,214	318,214
Financial liabilities at fair value through profit or loss | Embedded Derivative | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	113,000	0
Capital raising costs	0
Interest Expense, Liabilties	0
Coupon interest payable (3.25%)	0
Change in fair value of embedded derivative	45,200
Financial liabilities at end of period	$ 67,800	$ 67,800